Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

			Premiums
			related to	Number of
Date	Nature of the transactions	Share capital	share capital	shares	Nominal value
(in euros)	Balance as of 31 December 2021	408,735	165,071,565	40,873,551	0.01
June 15, 2022	Capital increase by issue of ordinary shares - (ATM)	12,606	9,353,504	1,260,618	0.01
June 15, 2022	Transaction costs related to ATM	—	(539,404)	—	—
	Balance as of 31 December 2022	421,341	173,885,665	42,134,169	0.01
August 30, 2023	August 2023 Share Issuance	96,186	30,491,082	9,618,638	0.01
August 30, 2023	Transaction costs related to the capital increase	—	(2,510,855)	—	—
December 8, 2023	Vesting of bonus shares	3,630	(3,630)	363,000	0.01
	Balance as of 31 December 2023	521,158	201,862,263	52,115,807	0.01
March 25, 2024	AGA 2021 2021-BIS	3,614	(3,614)	361,381	0.01
October 17, 2024	Structured Financing (T1 New Shares and T1 BSAs)	346,005	38,422,366	34,600,507	0.01
December 16, 2024	AGA 2023-2	7,126	(7,126)	712,632	0.01
December 19, 2024	Structured Financing (T1 bis Shares and T1 bis BSAs) financing	78,721	8,885,708	7,872,064	0.01
	Balance as of December 31, 2024	956,624	249,159,597	95,662,391	0.01

BSPCE Share Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	BSPCE 2021
Decision of issuance by the Board of Directors	04/16/2021
Grant date	04/16/2021
Beneficiary	Chief Executive Officer and Deputy Chief Officer (Frédéric Cren and Pierre Broqua)
Number of BSPCE granted	600,000
Expiration date	03/31/2034
Number of shares per BSPCE	1
Subscription price (€)	0
Exercise price (€)	11.74
Performance condition	Partially	(1)
Valuation method used	Monte Carlo
Fair value at grant date (€)	[5.4 – 5.7]	(1)
Expected volatility	64%
Average life (years)	5
Risk-free rate	0.60%
Expected dividends	—
(1)	The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

BSA Share warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		BSA		BSA
	BSA 2017	2018-1	BSA 2019	2019 Bis	BSA 2019 ter	BSA 2021	BSA 2023	BSA 2023-2
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3	2.9 years	2.3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034	03/31/2036	03/31/2036
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000	10,000	20,000
Number of shares per BSA	1	1	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45	0.20	0.31
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74	2.51	3.91
Performance condition	No	No	No	No	No	Yes	No	No
Valuation method	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Monte Carlo	Black and Scholes	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)	1.89	2.67
Expected volatility	40%	40%	40%	40%	40%	64%	65%	62%
Average life (years)	6	6	5.5	6	6	5	6.5	6.2
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%	2.96%	2.65%
Expected dividends	—	—	—	—	—	—	—	—
(1)	The fair value at grant date is different depending on whether the BSAs are subject to market performance conditions.

BSPCE and BSA Share Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2024	Issued	Exercised	Lapsed	2024	shares
BSPCE - Plan 2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants			430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	20,000	—	—	—	20,000	—
TOTAL BSA share warrants			346,333	—	—	—	346,333	316,333
Total share warrants			776,333	—	—	—	776,333	746,333

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE - Plan 2013	12/13/2013	0.59	8,800	—	—	(8,800)	—	—
BSPCE - Plan 2021	04/16/2021	11.74	480,000	—	—	(50,000)	430,000	430,000
TOTAL BSPCE share warrants			488,800	—	—	(58,800)	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	16,000	—	—	(1,667)	14,333	—
BSA 2023	05/25/2023	2.51	—	10,000	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	—	20,000	—	—	20,000	—
TOTAL BSA share warrants			318,000	30,000	—	(1,667)	346,333	302,000
Total share warrants			806,800	30,000	—	(60,467)	776,333	732,000

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2022	Issued	Exercised	Forfeited	2022	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	600,000	—	—	(120,000)	480,000	—
Total BSPCE			608,800	—	—	(120,000)	488,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	24,000
BSA – Plan 2021-1	April 16, 2021	11.74	20,000	—	—	(4,000)	16,000	—
Total BSA			322,000	—	—	(4,000)	318,000	290,000
Total			930,800	—	—	(124,000)	806,800	298,800

AGA Bonus Share Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	AGA 2021		AGA 2021-bis		AGA 2023		AGA 2023-2
Decision of issuance by the Board of Directors	04/16/2021		12/08/2021		05/25/2023		12/15/2023
Grant date	04/16/2021		12/08/2021		05/25/2023		12/15/2023
Beneficiary	Employees		Employees		Deputy Chief Executive Officer (Pierre Broqua)		Employees
Vesting period (year)	3		3		4		1
Holding period (year)	—		—		4		1
Service condition	Yes		Yes		Yes		Yes
Performance condition	Partially	(1)	Partially	(1)	No		No
Number of AGA granted	466,000		123,000		300,000		760,000
Number of shares per AGA	1		1		1		1
Valuation method used	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)
Fair value per AGA at grant date	[9.8 – 11.3]	(1)	[11.4 – 12.2]	(1)	2.60		3.9
Expected volatility	64%		64%		N/A		N/A
Average life (years)	3		2.3		N/A		N/A
Risk-free rate	0.60%		0.60%		N/A		N/A
Expected dividends	—		—		—		—
Stock price reference	N/A		N/A		N/A		N/A
Non-transferable discount	N/A		N/A		N/A		N/A

	AGA 2024-1		AGA 2024-2		AGA 2024-3		AGA 2024-4
	(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)		(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	12/13/2024		12/13/2024		12/13/2024		12/13/2024
Grant date	01/06/2025		01/06/2025		01/06/2025		01/17/2025
Beneficiary	Chief Executive Officer (Frédéric Cren)		Deputy Chief Executive Officer (Pierre Broqua)		Employees		Employees
Vesting period (year)	3		3		3		3
Holding period (year)	1		1		1		1
Service condition	Yes		Yes		Yes		Yes
Performance condition	Yes		Yes		No		No
Number of AGA granted	800,000		800,000		1,577,000		113,000
Number of shares per AGA	1		1		1		1
Valuation method used	Dual	(1)	Dual	(1)	Dual	(1)	Dual	(1)
Fair value per AGA at grant date	2,3		2,3		2,3		2,3
Expected volatility	N/A		N/A		N/A		N/A
Average life (years)	N/A		N/A		N/A		N/A
Risk-free rate	N/A		N/A		N/A		N/A
Expected dividends	—		—		—		—
Stock price reference	N/A		N/A		N/A		N/A
Non-transferable discount	N/A		N/A		N/A		N/A
(1)	AGA 2021-1 and AGA 2021-bis plans are partially composed of AGAs subject to a market performance condition. AGAs 2023-1, AGAs 2023-2, AGA 2024-1, AGA 2024-2, AGA 2024-3 and AGA 2024-4 are not subject to a market performance condition. Accordingly, AGAs not subject to performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to performance conditions are valued using the same method, adjusted by a discount applied to reflect the performance condition. This discount is determined using the “Monte Carlo” analysis. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.

Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Stock price	Outstanding				Outstanding
		at grant date	at Jan 1,			Forfeited /	at December 31,
Type	Grant Date	(in euros)	2024	Granted	Vested	Lapsed	2024
AGA - Plan 2021 - 1	04/16/2021	11.30	297,599	—	(296,166)	(1,433)	—
AGA - Plan 2021 - bis	12/08/2021	12.20	65,215	—	(65,215)	—	—
AGA 2023-1	05/25/2023	2.60	300,000	300,000	—	(75,000)	525,000
AGA 2023-2	12/15/2023	3.90	748,000	—	(712,632)	(35,368)	—
TOTAL free shares			1,410,814	300,000	(1,074,013)	(111,801)	525,000

		Stock price					Outstanding
		at grant	Outstanding				at
		date	at Jan 1,			Forfeited /	December 31,
Type	Grant Date	(in euros)	2023	Granted	Vested	Lapsed	2023
AGA - Plan 2021 - 1	04/16/2021	11.30	340,800	—	—	(43,201)	297,599
AGA - Plan 2021 - bis	12/08/2021	12.20	76,800	—	—	(11,585)	65,215
AGA 2022	12/08/2022	4.18	373,000	—	(363,000)	(10,000)	—
AGA 2023-1	05/25/2023	2.60	—	300,000	—	—	300,000
AGA 2023-2	12/15/2023	3.90	—	760,000	—	(12,000)	748,000
TOTAL free shares			790,600	1,060,000	(363,000)	(76,786)	1,410,814

		Stock price					Outstanding
		at grant	Outstanding				at
		date	at January 1,			Forfeited /	December 31,
Type	Grant date	(in euros)	2022	Issued	Vested	Lapsed	2022
AGA — 2021-1 plan	04/16/21	11.30	448,000	—	—	(107,200)	340,800
AGA —2021-bis plan	12/08/21	12.20	123,000	—	—	(46,200)	76,800
AGA —2022 plan	12/08/22	4.18	—	373,000	—	—	373,000
Total AGA			571,000	373,000	—	(153,400)	790,600

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Convert	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	AGA	2023	shares
PAGUP 2023	05/25/2023	2.60	—	300,000	—	—	300,000	—
TOTAL PAGUP			—	300,000	—	—	300,000	—

		Reference					Outstanding	Number of
		price	Outstanding			Convert	at December	exercisable
Type	Grant Date	(in euros)	at Jan 1, 2024	Issued	Exercised	AGA	31, 2024	shares
PAGUP 2023	05/25/2023	2.60	300,000	—	—	(300,000)	—	—
TOTAL AGA			300,000	—	—	(300,000)	—	—

Stock options plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	SO 2024-1	SO 2024-2
Decision of issuance by the Board of Directors	12/20/2024	12/20/2024
Grant date	01/23/2025	01/23/2025
Beneficiary	Chairman since 12/13/2024 (Mark Pruzanski)	non-French Employees
Vesting period (year)	3	3
Holding period (year)	1	1
Service condition	Yes	Yes
Performance condition	Yes	No
Number of SO granted	12,898,116	301,000
Number of shares per SO	1	1